Basis for Consolidation (Tables)	12 Months Ended
Dec. 31, 2024
Basis for Consolidation [Abstract]
Schedule of Revenue and Expenses in Foreign Currency

Subsidiaries’ assets and liabilities, revenue and expenses, as well as Almacenes Éxito S.A’s. revenue and expenses in foreign currency have been translated into Colombian pesos at observable market exchange rates on each reporting date and at period average, as follows:

	Closing rates (*)		Average rates (*)
	Year ended December 31,
	2024	2023	2024	2023
US Dollar	4,409.15	3,822.05	4,071.35	4,325.05
Uruguayan peso	100.98	97.90	101.25	111.36
Argentine peso	4.28	4.73	4.46	16.82
Euro	4,565.71	4,222.05	4,403.73	4,675.64

(*)	Expressed in Colombian pesos.